Investments in Associates and Joint Ventures - Summarized Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments in associates and joint ventures [Line Items]
Assets	₩ 78,776,991	₩ 79,785,629
Liabilities	32,104,377	32,458,904
Equity	46,672,614	47,326,725	₩ 45,765,269	₩ 45,013,201
Sales	65,154,636	60,186,867	52,939,771
Net income (loss)	1,932,386	2,909,311	₩ 1,032,065
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	537,138	478,847
Liabilities	237,563	295,052
Equity	299,575	183,795
Sales	300,986	154,312
Net income (loss)	116,049	46,138
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	552,760	562,698
Liabilities	783	866
Equity	551,977	561,832
Net income (loss)	10,249	1,261
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	645,013	705,975
Liabilities	384,586	459,519
Equity	260,427	246,456
Sales	656,320	576,023
Net income (loss)	14,229	2,417
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	249,384	248,779
Liabilities	78,285	78,680
Equity	171,099	170,099
Sales	16,597	15,297
Net income (loss)	2,101	1,236
Domestic [member] | Chuncheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	667,454	700,079
Liabilities	525,308	539,137
Equity	142,146	160,942
Sales	320,950	164,294
Net income (loss)	(18,796)	(8,250)
Domestic [member] | Daesung Steel [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	169,305	169,774
Liabilities	111,502	112,795
Equity	57,803	56,979
Sales	75,474	70,434
Net income (loss)	824	18,230
Domestic [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,049,629	1,132,233
Liabilities	931,937	922,338
Equity	117,692	209,895
Net income (loss)	(92,202)	(23,221)
Domestic [member] | Chungju Enterprise City Development Co.,Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	63,554	76,184
Liabilities	35,003	48,072
Equity	28,551	28,112
Sales	16,237	77,093
Net income (loss)	439	15,921
Domestic [member] | Blue Ocean private equity fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	305,876	311,129
Liabilities	174,640	188,512
Equity	131,236	122,617
Sales	459,491	445,238
Net income (loss)	(5,294)	(3,345)
Domestic [member] | Keystone NO. 1. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	177,024	170,155
Liabilities	144,186	133,033
Equity	32,838	37,122
Sales	15,507	5,391
Net income (loss)	(3,962)	(2,070)
Domestic [member] | UITrans LRT Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	430,227	464,074
Liabilities	435,699	384,202
Equity	(5,472)	79,872
Sales	12,929	3,689
Net income (loss)	(85,344)	(13,263)
Domestic [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	59,464	55,936
Liabilities	1,061	1,315
Equity	58,403	54,621
Sales	2,401	10,212
Net income (loss)	(12,313)	(1,578)
Domestic [member] | KONES, Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	2,618	2,766
Liabilities	1,414	1,616
Equity	1,204	1,150
Sales	5,167	5,379
Net income (loss)	70	139
Domestic [member] | Pospower Co Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	425,632
Liabilities	35,761
Equity	389,871
Net income (loss)	(4,536)
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	9,666,619	10,148,416
Liabilities	6,043,492	6,600,900
Equity	3,623,127	3,547,516
Sales	3,259,256	2,988,372
Net income (loss)	497,469	797,008
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	726,810	697,470
Equity	726,810	697,470
Net income (loss)	41,812	32,481
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	317,842	252,813
Liabilities	50,945	35,843
Equity	266,897	216,970
Sales	229,340	179,453
Net income (loss)	150,550	112,890
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	710,518	717,472
Liabilities	384,572	391,871
Equity	325,946	325,601
Sales	1,341,849	1,245,178
Net income (loss)	2,159	5,978
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	5,562,877	5,586,171
Liabilities	4,171,896	4,167,906
Equity	1,390,981	1,418,265
Sales	731,127	630,229
Net income (loss)	(529,844)	(475,958)
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	4,194,242	4,805,353
Liabilities	4,192,867	4,223,392
Equity	1,375	581,961
Sales	1,860,198	1,290,767
Net income (loss)	(542,865)	(740,591)
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,726,410	1,911,942
Liabilities	1,009,731	1,121,783
Equity	716,679	790,159
Sales	343,471	445,682
Net income (loss)	70,717	171,303
Foreign [member] | 7623704 Canada Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,232,208	1,182,376
Liabilities	1	9
Equity	1,232,207	1,182,367
Net income (loss)	44,320	82,344
Foreign [member] | Korea LNG Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	217,883	179,269
Liabilities	110	86
Equity	217,773	179,183
Sales	54,357	34,640
Net income (loss)	52,720	32,446
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	465,463	465,700
Liabilities	329,084	324,687
Equity	136,379	141,013
Sales	207,956	179,683
Net income (loss)	(4,569)	(4,450)
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	332,305	336,085
Liabilities	274,580	272,542
Equity	57,725	63,543
Sales	128,609	195,520
Net income (loss)	(8,451)	49,091
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	73,515	70,437
Liabilities	24,264	18,722
Equity	49,251	51,715
Sales	121,104	85,850
Net income (loss)	(2,231)	(3,736)
Foreign [member] | PT. wampu electric power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	223,009	212,095
Liabilities	155,407	148,177
Equity	67,602	63,918
Sales	13,461	779
Net income (loss)	887	29,634
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	61,782	70,701
Liabilities	34,740	43,588
Equity	27,042	27,113
Sales	85,619	84,973
Net income (loss)	₩ 78	₩ 1,210